Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	£ 3,707
Interest on plan assets	(57)	£ (69)	£ (94)
Interest on plan liabilities	53	63	81
Closing fair value of plan assets	4,245	3,707
Curtiailments		1
Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Recognition of Money Purchase assets	513
Opening fair value of plan assets	3,707	3,461
Exchange differences	2	(3)
Interest on plan assets	57	69
Return on plan assets excluding interest	77	305
Contributions by employer	15	8
Contributions by employee	7
Benefits paid	(133)	(133)
Closing fair value of plan assets	4,245	3,707	3,461
Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(3,334)	(3,069)
Exchange differences	(1)	3
Current service cost	(19)	(8)
Past service cost		(1)
Administration expenses	(6)	(5)
Recognition of Money Purchase liabilities	(513)
Interest on plan liabilities	(52)	(62)
Actuarial gains/(losses) - experience	(97)	(20)
Actuarial gains/(losses) - demographic	(1)	2
Actuarial gains/(losses) - financial	166	(310)
Contributions by employee	(7)	2
Benefits paid	133	133
Closing defined benefit obligation	(3,731)	(3,334)	(3,069)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,588
Interest on plan assets	(55)	(66)	(89)
Interest on plan liabilities	49	57	73
Closing fair value of plan assets	4,125	3,588
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Recognition of Money Purchase assets	513
Opening fair value of plan assets	3,588	3,341
Interest on plan assets	55	66
Return on plan assets excluding interest	71	297
Contributions by employer	14	3
Contributions by employee	7
Benefits paid	(123)	(119)
Closing fair value of plan assets	4,125	3,588	3,341
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(3,178)	(2,912)
Exchange differences	0
Current service cost	(17)	(6)
Past service cost		(1)
Administration expenses	(6)	(5)
Recognition of Money Purchase liabilities	(513)
Interest on plan liabilities	(49)	(57)
Actuarial gains/(losses) - experience	(100)	(18)
Actuarial gains/(losses) - demographic	(1)	1
Actuarial gains/(losses) - financial	160	(299)
Contributions by employee	(7)	0
Benefits paid	123	119
Closing defined benefit obligation	(3,588)	(3,178)	(2,912)
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	119	120
Exchange differences	2	(3)
Interest on plan assets	2	3
Return on plan assets excluding interest	6	8
Contributions by employer	1	5
Contributions by employee	0
Benefits paid	(10)	(14)
Closing fair value of plan assets	120	119	120
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(156)	(157)
Exchange differences	(1)	3
Current service cost	(2)	(2)
Past service cost		0
Administration expenses	0	0
Interest on plan liabilities	(3)	(5)
Actuarial gains/(losses) - experience	3	(2)
Actuarial gains/(losses) - demographic	0	1
Actuarial gains/(losses) - financial	6	(11)
Contributions by employee	0	2
Benefits paid	10	14
Closing defined benefit obligation	£ (143)	(156)	£ (157)
Curtiailments		£ 1